As filed with the Securities and Exchange Commission on August 10, 1998.

                                                             File No. 33-58512
                                                             File No. 811-7514
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|

         Pre-Effective Amendment No.                                  |_|

         Post-Effective Amendment No.  9                              |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                 |X|

                              Amendment No. 10                        |X|

          RWB/WPG U.S. LARGE STOCK FUND (FORMERLY U.S. LARGE STOCK FUND
          -------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                  ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                   Registrant's Telephone Number: 800-223-3332
                                                  ------------

                        JAY C. NADEL, WEISS, PECK & GREER
                  ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
                  --------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Ernest V. Klein, Esq.
                                  Hale and Dorr
                                 60 State Street
                                Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

         ___      immediately upon filing pursuant to paragraph (b), or
          X       on September 1, 1998 pursuant to paragraph (b), or
         ___
         ___      60 days after filing pursuant to paragraph (a)(1), or on
         ___      _______________ pursuant to paragraph (a)(1), of Rule 485
         ___      75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ___      on _______________ pursuant to paragraph (a)(2) of Rule 485.

                     STATEMENT OF INCORPORATION BY REFERENCE

         The prospectus (Part A) and statement of additional information (Part
B) contained in Post-Effective Amendment No. 8 filed with the Securities and Exchange Commission on June 12, 1998 are hereby incorporated by reference in their entirety into this Post-Effective Amendment No. 9. The Trust's Annual Report also contained in Post-Effective Amendment No. 8 filed on June 12, 1998 is hereby incorporated by reference into the statement of additional information so incorporated by reference

                          RWB/WPG U.S. LARGE STOCK FUND

                            PART C. OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.
          ----------------------------------

     (a)  Financial Statements -

          Included in the Registrant's Prospectus:

                   Financial Highlights for the period ended December 31, 1993 and for the fiscal years ended December 31, 1994, 1995, 1996 and 1997.

          Included in the Registrant's Statement of Additional Information:

                   Statement of Assets and Liabilities at December 31,
                     1997.
                   Statement of Operations for the fiscal year ended
                     December 31, 1997.
                   Statement of Changes in Net Assets for the fiscal
                     year ended December 31, 1996 and for the fiscal year ended December 31, 1997.
                   Schedule of Investments.
                   Financial Highlights.
                   Notes to Financial Statements.
                   Independent Auditors' Report.

     (b)  Exhibits -

          **       (1)        Amended and Restated Agreement and Declaration
                              of Trust of Registrant.

          **       (2)        Amended and Restated By-Laws of Registrant.

                   (3)        Not applicable.

                   (4)        Not applicable.

          *        (5)   (a)  Form of Investment Advisory Agreement between
                              the Registrant and Weiss, Peck & Greer, L.L.C.

          **             (b)  Form of Administration Agreement between the
                              Registrant and Weiss, Peck & Greer, L.L.C.

          ***      (6)        Principal Underwriting Agreement.

                   (7)        Not applicable.

          **       (8)   (a)  Form of Custodian Agreement between the Registrant
                              and Boston Safe Deposit and Trust Company.

          **             (b)  Form of Accounting Services Agreement between
                              the Registrant and Boston Safe Deposit and Trust
                              Company.

          **       (9)   (a)  Form of Transfer Agency Agreement between the
                              Registrant and Boston Safe Deposit and Trust
                              Company.

          **       (9)   (b)  Form of Amended and Restated Shareholder
                              Services Agreement between the Registrant and Reinhardt Werba Bowen, Inc.

          **       (10)       Opinion and consent of Counsel.

           +       (11)       Independent Auditors' Consent.

                   (12)       Not applicable.

          **       (13)       Letter from Weiss, Peck & Greer to the Registrant
                              providing that its purchases were made for investment purposes without any present intention of redeeming or reselling.

                   (14)       Not applicable.

                   (15)       Not applicable.

                   (16)       Not applicable.

          +        (17)       Financial Data Schedule.

                   (18)       Not applicable.

          **       (19)       Powers of Attorney.
--------------------

*    Filed with Post-Effective Amendment No. 8 on June 12, 1998.

**   Filed with Post-Effective Amendment No. 7 on May 1, 1998.
***  To be filed.
+    Filed herewith.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          --------------------------------------------------------------

          Not applicable.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.
          --------------------------------

          At July 31, 1998, there were 144 record holders of RWB/WPG U.S. Large Stock Fund's shares of beneficial interest.

Item 27.  INDEMNIFICATION.
          ----------------

          Reference is made to Article III Section 7 and Article VII Section 2 of the Registrant's Declaration of Trust and Article VI of the Registrant's ByLaws.

          Nothing in the By-Laws of the Trust may be construed to be in derogation of the provisions of Section 17(h) of the Investment Company Act of 1940 (the "1940 Act") which provides that the by-laws of a registered investment company shall not contain any provision which protects or purports to protect any director or officer of such company against any liability of the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
          -----------------------------------------------------

          The business and other connections of the officers and directors of Weiss, Peck & Greer, L.L.C. are listed on the Form ADV of Weiss, Peck & Greer, L.L.C. as currently on file with the Commission (File No. 801-6604), the text of which is hereby incorporated by reference.

Item 29.  PRINCIPAL UNDERWRITERS.
          -----------------------

          (a) [____________________], the principal underwriter of shares of the Registrant (the "Principal Underwriter"), acts as principal underwriter to each investment company in the Weiss, Peck & Greer Group of Mutual Funds. These mutual funds include: Weiss, Peck & Greer Funds Trust, which consists of WPG Government Money Market Fund, WPG Tax Free Money Market Fund, WPG Core Bond Fund, WPG Intermediate- Term Municipal Bond Fund and WPG Quantitative Equity Fund; Weiss, Peck & Greer International Fund;

          WPG Tudor Fund; WPG Growth Fund; WPG Growth and Income Fund; and Tomorrow Funds Retirement Trust.

          (b) Directors and Officers of [_______________]:


          NAME AND PRINCIPAL    POSITIONS AND OFFICES      POSITIONS AND OFFICES
           BUSINESS ADDRESS        WITH UNDERWRITER            WITH REGISTRANT
           ----------------        ----------------            ---------------



          (c) The Principal Underwriter does not receive compensation from the Registrant for serving as the Registrant's principal underwriter.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.
          ---------------------------------

          All account, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, as amended and the rules thereunder will be maintained (1) at the offices of the Registrant at One New York Plaza, New York, New York 10004 (2) at the offices of the Registrant's Custodian, Boston Safe Deposit and Trust Company, at One Boston Place, Boston, MA 02109 and (3) at the offices of the Registrant's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9037, Boston, MA 02205.

Item 31.  MANAGEMENT SERVICES.

          Not applicable.

Item 32.  UNDERTAKINGS.

          (a) Not applicable.

          (b) Not applicable.

          (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d- 1 under the 1940 Act from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 10th day of August, 1998.


                                                RWB/WPG U.S. LARGE STOCK FUND


                                                /S/ FRANCIS H. POWERS
                                                ________________________________
                                                Francis H. Powers,
                                                Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                    TITLE                               DATE
---------                    -----                               ----


/S/ ROGER J. WEISS           Chairman of the Board               August 10, 1998
------------------
Roger J. Weiss               and President (Principal
                             Executive Officer)
                             and Trustee


/S/ FRANCIS H. POWERS        Executive Vice President            August 10, 1998
---------------------
Francis H. Powers            and Treasurer (Principal
                             Financial and Accounting
                             Officer)


RAYMOND R. HERRMANN, JR.*    Trustee                             August 10, 1998
-------------------------
Raymond R. Herrmann, Jr.

SIGNATURE                    TITLE                               DATE
---------                    -----                               ----


LAURENCE J. ISRAEL*          Trustee                             August 10, 1998
-------------------
Laurence J. Israel

GRAHAM E. JONES*             Trustee                             August 10, 1998
----------------
Graham E. Jones

PAUL MEEK*                   Trustee                             August 10, 1998
----------
Paul Meek

WILLIAM B. ROSS*             Trustee                             August 10, 1998
----------------
William B. Ross

ROBERT A. STRANIERE*         Trustee                             August 10, 1998
--------------------
Robert A. Straniere

ALAN WERBA*                  Trustee                             August 10, 199
-----------
Alan Werba



* By:  /S/ FRANCIS H. POWERS                                     August 10, 1998
       ----------------------
       Francis H. Powers
       Attorney-in-fact

                                  EXHIBIT INDEX


         The following exhibit is filed as part of this Registration Statement.


EXHIBIT     DESCRIPTION
-------     -----------


11          Independent Auditors' Consent.

17          Financial Data Schedule.